NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Reclassifications (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Reclassifications	Reclassifications Certain items in these consolidated financial statements have been reclassified to conform to the current period presentation.